Intangible assets (Details 1) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Other Intangible Assets Details 1
Land use right of factory land in Shenzhen, Guangdong, PRC	$ 1,014	$ 1,274
Land use right of factory land in Xinxing, Guangdong, PRC	1,324	1,513
Total	$ 2,338	$ 2,787